DIRECTORS' REMUNERATION - Additional Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DIRECTORS' REMUNERATION
Expense for remuneration to highest paid individual director	£ 588	£ 455